Operating expenses - Disclosure of Payroll Costs (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee
Analysis of income and expense [abstract]
Wages and salaries	€ (13,621)	€ (12,345)	€ (11,391)
Payroll taxes	(5,585)	(4,963)	(4,308)
Share-based payments	(3,222)	(3,174)	(3,201)
Retirement benefit obligations	(65)	(75)	(84)
Total payroll costs	€ (22,493)	€ (20,556)	€ (18,984)
Average headcount (employee) | employee	100	100	96
End of period headcount) (employee) | employee	102	102	100